Intangible Assets Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Intangible Assets Activity 1		$ 400,953
Goodwill And Intangible Assets Intangible Assets Activity 2		0
Goodwill And Intangible Assets Intangible Assets Activity 3		(12,150)
Goodwill And Intangible Assets Intangible Assets Activity 4		(388,803)
Goodwill And Intangible Assets Intangible Assets Activity 5		0
Goodwill And Intangible Assets Intangible Assets Activity 6		0
Goodwill And Intangible Assets Intangible Assets Activity 7		76,579
Goodwill And Intangible Assets Intangible Assets Activity 8		0
Goodwill And Intangible Assets Intangible Assets Activity 9		(5,890)
Goodwill And Intangible Assets Intangible Assets Activity 10		(70,689)
Goodwill And Intangible Assets Intangible Assets Activity 11		0
Goodwill And Intangible Assets Intangible Assets Activity 12		0
Goodwill And Intangible Assets Intangible Assets Activity 13		600,147
Goodwill And Intangible Assets Intangible Assets Activity 14		0
Goodwill And Intangible Assets Intangible Assets Activity 15		(18,186)
Goodwill And Intangible Assets Intangible Assets Activity 16		(581,961)
Goodwill And Intangible Assets Intangible Assets Activity 17		0
Goodwill And Intangible Assets Intangible Assets Activity 18		0
Goodwill And Intangible Assets Intangible Assets Activity 19		2,560,616
Goodwill And Intangible Assets Intangible Assets Activity 20		0
Goodwill And Intangible Assets Intangible Assets Activity 21		(137,792)
Goodwill And Intangible Assets Intangible Assets Activity 22		0
Goodwill And Intangible Assets Intangible Assets Activity 23		0
Goodwill And Intangible Assets Intangible Assets Activity 24		2,422,824
Goodwill And Intangible Assets Intangible Assets Activity 25		1,576,256
Goodwill And Intangible Assets Intangible Assets Activity 26		0
Goodwill And Intangible Assets Intangible Assets Activity 27		(1,455,004)
Goodwill And Intangible Assets Intangible Assets Activity 28		0
Goodwill And Intangible Assets Intangible Assets Activity 29		0
Goodwill And Intangible Assets Intangible Assets Activity 30		121,252
Goodwill And Intangible Assets Intangible Assets Activity 31		240,015
Goodwill And Intangible Assets Intangible Assets Activity 32		417,017
Goodwill And Intangible Assets Intangible Assets Activity 33		(147,663)
Goodwill And Intangible Assets Intangible Assets Activity 34		(4,066)
Goodwill And Intangible Assets Intangible Assets Activity 35		(789)
Goodwill And Intangible Assets Intangible Assets Activity 36		504,514
Goodwill And Intangible Assets Intangible Assets Activity 37		250,000
Goodwill And Intangible Assets Intangible Assets Activity 38		100,000
Goodwill And Intangible Assets Intangible Assets Activity 39		(116,989)
Goodwill And Intangible Assets Intangible Assets Activity 40		0
Goodwill And Intangible Assets Intangible Assets Activity 41		967
Goodwill And Intangible Assets Intangible Assets Activity 42		233,978
Goodwill And Intangible Assets Intangible Assets Activity 43		5,704,566
Goodwill And Intangible Assets Intangible Assets Activity 44		517,017
Goodwill And Intangible Assets Intangible Assets Activity 45		(1,893,674)
Goodwill And Intangible Assets Intangible Assets Activity 46		(1,045,519)
Goodwill And Intangible Assets Intangible Assets Activity 47		178
Goodwill And Intangible Assets Intangible Assets Activity 48		3,282,568
Goodwill And Intangible Assets Intangible Assets Activity 49		134,290
Goodwill And Intangible Assets Intangible Assets Activity 50		0
Goodwill And Intangible Assets Intangible Assets Activity 51		0
Goodwill And Intangible Assets Intangible Assets Activity 52		0
Goodwill And Intangible Assets Intangible Assets Activity 53		0
Goodwill And Intangible Assets Intangible Assets Activity 54		134,290
Goodwill And Intangible Assets Intangible Assets Activity 55		6,105,478
Goodwill And Intangible Assets Intangible Assets Activity 56		0
Goodwill And Intangible Assets Intangible Assets Activity 57		0
Goodwill And Intangible Assets Intangible Assets Activity 58		0
Goodwill And Intangible Assets Intangible Assets Activity 59		0
Goodwill And Intangible Assets Intangible Assets Activity 60		6,105,478
Goodwill And Intangible Assets Intangible Assets Activity 61		6,239,768
Goodwill And Intangible Assets Intangible Assets Activity 62		0
Goodwill And Intangible Assets Intangible Assets Activity 63		0
Goodwill And Intangible Assets Intangible Assets Activity 64		0
Goodwill And Intangible Assets Intangible Assets Activity 65		0
Goodwill And Intangible Assets Intangible Assets Activity 66		6,239,768
Goodwill And Intangible Assets Intangible Assets Activity 1	2,422,824
Goodwill And Intangible Assets Intangible Assets Activity 2	0
Goodwill And Intangible Assets Intangible Assets Activity 3	(34,448)
Goodwill And Intangible Assets Intangible Assets Activity 4	0
Goodwill And Intangible Assets Intangible Assets Activity 5	2,388,376
Goodwill And Intangible Assets Intangible Assets Activity 6	121,252
Goodwill And Intangible Assets Intangible Assets Activity 7	0
Goodwill And Intangible Assets Intangible Assets Activity 8	(121,252)
Goodwill And Intangible Assets Intangible Assets Activity 9	0
Goodwill And Intangible Assets Intangible Assets Activity 10	0
Goodwill And Intangible Assets Intangible Assets Activity 11	504,514
Goodwill And Intangible Assets Intangible Assets Activity 12	0
Goodwill And Intangible Assets Intangible Assets Activity 13	(40,074)
Goodwill And Intangible Assets Intangible Assets Activity 14	1,794
Goodwill And Intangible Assets Intangible Assets Activity 15	466,234
Goodwill And Intangible Assets Intangible Assets Activity 16	233,978
Goodwill And Intangible Assets Intangible Assets Activity 17	0
Goodwill And Intangible Assets Intangible Assets Activity 18	(29,373)
Goodwill And Intangible Assets Intangible Assets Activity 19	1,006
Goodwill And Intangible Assets Intangible Assets Activity 20	205,611
Goodwill And Intangible Assets Intangible Assets Activity 21	3,282,568
Goodwill And Intangible Assets Intangible Assets Activity 22	0
Goodwill And Intangible Assets Intangible Assets Activity 23	(225,147)
Goodwill And Intangible Assets Intangible Assets Activity 24	2,800
Goodwill And Intangible Assets Intangible Assets Activity 25	3,060,221
Goodwill And Intangible Assets Intangible Assets Activity 26	134,290
Goodwill And Intangible Assets Intangible Assets Activity 27	0
Goodwill And Intangible Assets Intangible Assets Activity 28	0
Goodwill And Intangible Assets Intangible Assets Activity 29	0
Goodwill And Intangible Assets Intangible Assets Activity 30	134,290
Goodwill And Intangible Assets Intangible Assets Activity 31	6,105,478
Goodwill And Intangible Assets Intangible Assets Activity 32	0
Goodwill And Intangible Assets Intangible Assets Activity 33	0
Goodwill And Intangible Assets Intangible Assets Activity 34	0
Goodwill And Intangible Assets Intangible Assets Activity 35	6,105,478
Goodwill And Intangible Assets Intangible Assets Activity 36	6,239,768
Goodwill And Intangible Assets Intangible Assets Activity 37	0
Goodwill And Intangible Assets Intangible Assets Activity 38	0
Goodwill And Intangible Assets Intangible Assets Activity 39	0
Goodwill And Intangible Assets Intangible Assets Activity 40	$ 6,239,768